Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total Revenues		$ 6,820,264	$ 4,011,005	$ 3,706,458
COST OF REVENUES
Total Cost of Revenues		3,827,465	3,248,850	2,864,383
GROSS PROFIT		2,992,799	762,155	842,075
OPERATING EXPENSES:
Selling		1,283,782	129,867	533,562
General and administrative		4,149,280	3,211,859	4,269,567
Impairment loss of long-lived assets		37,480	14,755,560
Research and development		249
Total Operating Expenses		5,470,791	18,097,286	4,803,129
LOSS FROM OPERATIONS		(2,477,992)	(17,335,131)	(3,961,054)
OTHER INCOME (EXPENSE)
Interest expense, net		(228,624)	(44,890)	(23,225)
Change in fair value of prepaid forward purchase liabilities				(1,303,658)
Change in fair value of warrant liabilities		(25,000)
Loss on settlement of prepaid forward contracts				(2,635,816)
Loss on debt settlement			(448,000)	(645,612)
Other income, net		5,841	185,859	134,584
Total Other Expense, net		(247,783)	(307,031)	(4,473,727)
LOSS BEFORE INCOME TAXES		(2,725,775)	(17,642,162)	(8,434,781)
INCOME TAXES EXPENSE (BENEFITS)		41,935	(4,379)
NET LOSS FROM CONTINUING OPERATIONS		(2,767,710)	(17,637,783)	(8,434,781)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS, net of income taxes			2,246,340	(1,601,323)
NET LOSS		(2,767,710)	(15,391,443)	(10,036,104)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations		5,052	(34,287)	3,377
NET LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		(2,772,762)	(15,357,156)	(10,039,481)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		49,927	(75,401)	(60,019)
TOTAL COMPREHENSIVE LOSS		(2,717,783)	(15,466,844)	(10,096,123)
Less: Comprehensive income (loss) attributable to noncontrolling interest		6,432	(35,624)	3,137
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		$ (2,724,215)	$ (15,431,220)	$ (10,099,260)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	[1]	1,867,716	1,622,996	1,145,032
Diluted	[1]	1,867,716	1,622,996	1,145,032
LOSS (INCOME) PER SHARE
Basic - continuing operations		$ (1.48)	$ (10.85)	$ (7.37)
Diluted - continuing operations		(1.48)	(10.85)	(7.37)
Basic - discontinued operations			1.38	(1.40)
Diluted - discontinued operations			1.38	(1.40)
Basic		(1.48)	(9.46)	(8.77)
Diluted		$ (1.48)	$ (9.46)	$ (8.77)
Property Management Services [Member]
REVENUES
Total Revenues		$ 4,367,584	$ 3,921,982	$ 3,706,458
COST OF REVENUES
Total Cost of Revenues		3,390,367	3,214,862	2,864,383
OPERATING EXPENSES:
Impairment loss of long-lived assets
Holistic Wellness Consumer Products and Services [Member]
REVENUES
Total Revenues		2,452,680	89,023
COST OF REVENUES
Total Cost of Revenues		437,098	33,988
OPERATING EXPENSES:
Impairment loss of long-lived assets		$ 37,480	$ 14,755,560

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026